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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F

      INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                Report for the Calendar Year Ended: June 30, 2002
                                                    -------------

-------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
-------------------------------------------------------------------------------

 If amended report check here: [ ]

 Institutional Investment Manager Filing this Report:

 Name:    Lawrence T. Perera
          ---------------------------------------------
 Address: Hemenway & Barnes
          ---------------------------------------------
          60 State Street
          ---------------------------------------------
          Boston, MA 02109
          ---------------------------------------------
          (617) 227-7940
          ---------------------------------------------

---------------------------------ATTENTION-------------------------------------

   Intentional misstatements or omissions of facts constitute Federal Criminal
              Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

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The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of August, 2002.

                                    Lawrence T. Perera
                                    --------------------------------------------
                                    (Name of Institutional Investment Manager)


                                    --------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                     to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                             13F File No.:           Name:                            13F File No.:

1. Lawrence Coolidge              28-252                  6. Michael J. Puzo (25)*         28-06165
-----------------------------     ------------------      ---------------------------      ----------------
2. John M. Cornish                28-5362                 7. Welch & Forbes, Inc.          28-262
-----------------------------     ------------------      ---------------------------      ----------------
3. Fiduciary Trust Co.            28-471                  8.
-----------------------------     ------------------      ---------------------------      ----------------
4. Marion Fremont-Smith           28-2724                 9.
-----------------------------     ------------------      ---------------------------      ----------------
2. Roy A. Hammer                  28-5798                 10.
-----------------------------     ------------------      ---------------------------      ----------------

* Refers to manager number on attached detail in Item 7.

                                                                          PAGE 1

AS OF:  JUNE 30, 2002                                   FORM 13F                              SEC FILE # LAWRENCE T. PERERA\28-06167

   ITEM 1:                      ITEM 2:          ITEM 3:      ITEM 4:   ITEM 5:     ITEM 6:     ITEM 7:        ITEM 8:
NAME OF ISSUER               TITLE OF CLASS   CUSIP NUMBER     FAIR    SHARES OR  INVESTMENT   MANAGERS     VOTING AUTHORITY
                                                              MARKET   PRINCIPAL  DISCRETION               (A)   (B)    (C)
                                                               VALUE    AMOUNT    (A) (B) (C)             SOLE  SHARED  NONE
ABBOTT LABS                  COMMON STOCK       002824100     1031610     27400            xx                   27400
AMERICAN INTERNATIONAL       COMMON STOCK       026874107     1261095     18483            xx                   18483
GROUP INC

AMGEN INC                    COMMON STOCK       031162100      931076     22232            xx                   19032
                                                                                           xx     25             3200
ANALOG DEVICES, INC.         COMMON STOCK       032654105      674190     22700            xx                   20200
                                                                                           xx     25             2500
AUTOMATIC DATA PROCESSING    COMMON STOCK       053015103     1309984     30080            xx                   25080
                                                                                           xx     25             5000

AVERY DENNISON CORP          COMMON STOCK       053611109      698094     11125            xx                    9125
                                                                                           xx     25             2000
BP PLC ADR                   COMMON STOCK       055622104     2174805     43074            xx                   37402
                                                                                           xx     25             5672
BELLSOUTH CORP.              COMMON STOCK       079860102      232250      7373            xx                    7373
BERKSHIRE HATHAWAY INC       CLASS B            084670207      746156       334            xx                     229
                                                                                           xx     25              105
BRISTOL-MYERS SQUIBB CO      COMMON STOCK       110122108     1035967     40310            xx                   32810
                                                                                           xx     25             7500
CIGNA CORP                   COMMON STOCK       125509109      272776      2800            xx                    2800
CATERPILLAR INC.             COMMON STOCK       149123101      420970      8600            xx                    8600
CHEVRONTEXACO CORP           COMMON STOCK       166764100      489936      5536            xx                    5536
CHUBB CORPORATION            COMMON STOCK       171232101      382320      5400            xx                    5400
CISCO SYS INC                COMMON STOCK       17275R102      338678     24278            xx                   22478
                                                                                           xx     25             1800
CITIGROUP INC                COMMON STOCK       172967101      298375      7700            xx                    7700

                                                                          PAGE 2

AS OF:  JUNE 30, 2002                                   FORM 13F                              SEC FILE # LAWRENCE T. PERERA\28-06167

   ITEM 1:                      ITEM 2:          ITEM 3:      ITEM 4:   ITEM 5:     ITEM 6:     ITEM 7:        ITEM 8:
NAME OF ISSUER               TITLE OF CLASS   CUSIP NUMBER     FAIR    SHARES OR  INVESTMENT   MANAGERS     VOTING AUTHORITY
                                                              MARKET   PRINCIPAL  DISCRETION               (A)   (B)    (C)
                                                               VALUE    AMOUNT    (A) (B) (C)             SOLE  SHARED  NONE
COCA COLA CO                 COMMON STOCK       191216100      662704     11834            xx                   11834
COLGATE PALMOLIVE CO.        COMMON STOCK       194162103      280280      5600            xx                    5600
WALT DISNEY COMPANY          COMMON STOCK       254687106      296976     15713            xx                   11513
                                                                                           xx     25             4200
E I DU PONT DE NEMOURS & CO  COMMON STOCK       263534109     1322676     29790            xx                   29790
EMC CORP                     COMMON STOCK       268648102      398904     52835            xx                   43935
                                                                                           xx     25             8900
EMERSON ELECTRIC CO          COMMON STOCK       291011104     1289323     24095            xx                   20095
                                                                                           xx     25             4000
EXXON MOBIL CORP             COMMON STOCK       30231G102     5162795    126168            xx                  117688
                                                                                           xx     25             8480
FUEL CELL ENERGY INC         COMMON STOCK       35952H106      118335     11500            xx                   11500
GENERAL ELECTRIC CO          COMMON STOCK       369604103     3768076    129710            xx                  117710
                                                                                           xx     25            12000
GENERAL MILLS INC.           COMMON STOCK       370334104      335008      7600            xx                    7600
GILEAD SCIENCES              COMMON STOCK       375558103      236736      7200            xx                    7200
HELMERICH & PAYNE INC.       COMMON STOCK       423452101      326838      9150            xx                    9150
HEWLETT-PACKARD CO           COMMON STOCK       428236103      294904     19300            xx                   13300
                                                                                           xx     25             6000
IGEN INTERNATIONAL INC.      COMMON STOCK       449536101      452813     14375            xx                   13375
                                                                                           xx     25             1000
INTEL CORPORATION            COMMON STOCK       458140100     1843078    100880            xx                   90080
                                                                                           xx     25            10800

                                                                          PAGE 3

AS OF:  JUNE 30, 2002                                   FORM 13F                              SEC FILE # LAWRENCE T. PERERA\28-06167

   ITEM 1:                      ITEM 2:          ITEM 3:      ITEM 4:   ITEM 5:      ITEM 6:     ITEM 7:        ITEM 8:
NAME OF ISSUER               TITLE OF CLASS   CUSIP NUMBER     FAIR    SHARES OR   INVESTMENT   MANAGERS     VOTING AUTHORITY
                                                              MARKET   PRINCIPAL   DISCRETION               (A)   (B)    (C)
                                                               VALUE    AMOUNT     (A) (B) (C)             SOLE  SHARED  NONE
INTL BUSINESS MACHINES       COMMON STOCK       459200101     1224864     17012            xx                   17012
JEFFERSON-PILOT CORP         COMMON STOCK       475070108     1634378     34774            xx                   34774
JOHNSON & JOHNSON            COMMON STOCK       478160104     2654338     50791            xx                   42991
                                                                                           xx     25             7800
KOPIN CORP                   COMMON STOCK       500600101      419430     63550            xx                   53550
                                                                                           xx     25            10000
LIBERTY MEDIA CORP           SER A              530718105      108480     10848            xx                   10848
ELI LILLY & CO               COMMON STOCK       532457108      541440      9600            xx                    9600
MARSH & MCLENNAN INC         COMMON STOCK       571748102      357420      3700            xx                     900
                                                                                           xx     25             2800
MAY DEPT. STORES             COMMON STOCK       577778103      202322      6144            xx                    1920
                                                                                           xx     25             4224
MCDONALD'S CORP.             COMMON STOCK       580135101      246548      8666            xx                    8666
MERCK & CO INC               COMMON STOCK       589331107     3418554     67507            xx                   58807
                                                                                           xx     25             8700
MICROSOFT CORP               COMMON STOCK       594918104     1138581     20815            xx                   20815
NEW YORK TIMES CO.           CL A               650111107    14827262    287908            xx                  287908
NOKIA CORP ADR A             COMMON STOCK       654902204      178104     12300            xx                    9800
                                                                                           xx     25             2500
PEPSICO INC.                 COMMON STOCK       713448108     1369651     28416            xx                   13916
                                                                                           xx     25            14500
PFIZER INC                   COMMON STOCK       717081103      770420     22012            xx                   22012


                                                                          PAGE 4

AS OF:  JUNE 30, 2002                                   FORM 13F                              SEC FILE # LAWRENCE T. PERERA\28-06167

   ITEM 1:                      ITEM 2:          ITEM 3:      ITEM 4:   ITEM 5:     ITEM 6:     ITEM 7:        ITEM 8:
NAME OF ISSUER               TITLE OF CLASS   CUSIP NUMBER     FAIR    SHARES OR  INVESTMENT   MANAGERS     VOTING AUTHORITY
                                                              MARKET   PRINCIPAL  DISCRETION               (A)   (B)    (C)
                                                               VALUE    AMOUNT    (A) (B) (C)             SOLE  SHARED  NONE
PROCTER & GAMBLE CO          COMMON STOCK       742718109     2161328     24203            xx                   24203
ROYAL DUTCH PETROLEUM CO     NY REG SHS         780257804      320566      5800            xx                    5800
                             PAR N GLDR
                             1.25

SCHLUMBERGER LTD             COMMON STOCK       806857108      310155      6670            xx                    5670
                                                                                           xx     25             1000
STATE STREET CORP            COMMON STOCK       857477103     1220087     27295            xx                   27295
SYSCO CORP                   COMMON STOCK       871829107      544400     20000            xx                   20000
UNION PACIFIC CORP           COMMON STOCK       907818108      297416      4700            xx                    2700
                                                                                           xx     25             2000
UNITED TECHNOLOGIES          COMMON STOCK       913017109      452621      6666            xx                    6666
WAL MART STORES INC          COMMON STOCK       931142103      291553      5300            xx                    5300
WELLS FARGO & CO (NEW)       COMMON STOCK       949746101      361984      7231            xx                    7231
WYETH                        COMMON STOCK       983024100      496640      9700            xx                    9700
ZIONS BANCORP                COMMON STOCK       989701107      247475      4750            xx                    4750
TOTAL:                                                     64,883,745

